Inventories - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Cost of sales	CAD 7,419	CAD 6,904
inventories recognized as expense	6,700	6,300
Net realizable value of inventories	17	53
Inventory write downs	20	7
Reversal of inventory write-downs	CAD 30	CAD 23